Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [line items]
Telecommunication Services	₺ 50,507,785	₺ 57,447,750	₺ 57,075,559
Equipment revenues	6,807,269	8,376,337	7,931,214
Revenue from financial services	1,990,946	2,031,925	2,009,350
Call center revenues	936,496	1,133,840	1,034,013
Other	1,301,778	1,571,144	1,452,629
Total revenue	61,544,274	70,560,996	69,502,765
Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	47,056,642	54,273,614	54,477,094
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	6,284,777	6,102,253	5,524,154
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	1,990,946	2,031,936	2,009,350
All other segments [member]
Disclosure of revenue [line items]
Total revenue	6,211,909	8,153,193	7,492,167
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Telecommunication Services	44,543,684	51,769,147	52,039,191
Equipment revenues	2,499,908	2,495,278	2,415,492
Call center revenues	103,132	93,157	82,888
Other	161,868	268,265	262,390
Total revenue	47,308,592	54,625,847	54,799,961
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	6,067,959	5,806,576	5,174,308
Equipment revenues	151,310	217,483	280,218
Call center revenues	46,262	78,948	77,269
Other	164,232	168,010	190,592
Total revenue	6,429,763	6,271,017	5,722,387
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial services	2,151,676	2,154,951	2,042,264
Total revenue	2,151,676	2,154,951	2,042,264
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	4,179,573	5,763,575	5,284,622
Call center revenues	901,561	1,086,174	997,013
Other	3,147,449	2,724,178	2,346,182
Total revenue	8,228,583	9,573,927	8,627,817
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	(103,858)	(127,973)	(137,940)
Equipment revenues	(23,522)	(99,999)	(49,118)
Revenue from financial services	(160,730)	(123,026)	(32,914)
Call center revenues	(114,459)	(124,439)	(123,157)
Other	(2,171,771)	(1,589,309)	(1,346,535)
Total revenue	(2,574,340)	(2,064,746)	(1,689,664)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	(251,950)	(352,233)	(322,867)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(144,986)	(168,764)	(198,233)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(160,730)	(123,015)	(32,914)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (2,016,674)	₺ (1,420,734)	₺ (1,135,650)